Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Account Receivable, Net [Abstract]
Accounts Receivable

	December 31, 2012	December 31, 2011
Accounts receivable	$5,103	$6,478
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$5,103	$6,478